Company financial information	12 Months Ended
Dec. 31, 2017
Company financial information
Company financial information

29. Company financial information

This note has been included in these financial statements in accordance with the requirements of Regulation S‑X rule 12.04 Condensed financial information of registrant. The financial information provided below relates to the individual company financial statements for Ardagh Group S.A. as presented in accordance with IFRS as issued by the IASB.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

i)	Statement of financial position

	At December 31,
	2017	2016
	€m	€m
Non-current assets
Investments in subsidiary undertakings	1,809	1,510
	1,809	1,510
Current assets
Amounts receivable from subsidiary undertakings	10	—
Cash and cash equivalents	1	—
Other receivables	—	2
	11	2
Total assets	1,820	1,512
Equity attributable to owners of the parent
Issued capital	22	—
Share premium	1,090	136
Legal reserve	2	—
Capital contribution	431	431
Retained earnings	267	270
Total equity	1,812	837
Non-current liabilities
Amounts payable to related parties	—	673
	—	673
Current liabilities
Amounts payable to subsidiary undertakings	4	—
Other payables	4	2
	8	2
Total liabilities	8	675
Total equity and liabilities	1,820	1,512

ii)	Statement of comprehensive income

	Year ended December 31,
	2017	2016	2015
`	€m	€m	€m

Dividend income	150	267	—
Other external charges	(1)	—	—
Finance expense	(1)	(64)	(84)
Finance income	—	112	85
Profit before exceptional items	148	315	1
Exceptional finance costs	—	(47)	—
Profit before tax	148	268	1
Income tax	—	—	—
Profit and total comprehensive income for the year	148	268	1

iii)	Statement of cash flows

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Cash flows from operating activities
Cash generated from operations	(1)	—	—
Increase in receivables	(10)	—	—
Cumulative PIK interest paid	—	(184)	—
Net cash used in operating activities	(11)	(184)	—
Cash flows from investing activities
Repayment of loans from subsidiary undertakings	—	1,112	—
Contribution to subsidiary undertaking	(299)	(1,110)	—
Dividends received	150	267	—
Net cash received (used in)/from investing activities	(149)	269	—
Cash flows from financing activities
Repayment of borrowings	—	(880)	—
Net proceeds from borrowings with related parties	—	671	—
Contribution from parent	—	431	—
Proceeds from share issuance	309	6	—
Dividends paid	(148)	(270)	—
Early redemption premium costs	—	(45)	—
Net cash inflow/(outflow) from financing activities	161	(87)	—
Net increase/(decrease) in cash and cash equivalents	1	(2)	—
Cash and cash equivalents at the beginning of the year	—	2	2
Cash and cash equivalents at the end of the year	1	—	2

iv)	Maturity analysis of the Company’s borrowings

At December 31, 2017, the Company had €nil borrowings (2016: €673 million). Borrowings of €673 million at December 31, 2016 had a maturity of greater than five years.

v)	Distributions paid and received

During the year ended December 31, 2017 the Company received a dividend of €150 million (2016: €267 million, 2015: €nil) from a subsidiary company. The Company also paid a dividend to its equity holders of €148 million (2016: €270 million, 2015: €nil).

vi)	Commitments and contingencies

The Company has guaranteed certain liabilities of a number of its subsidiaries for year ended December 31, 2017.

With exception of the above guarantee the Company had no commitments and contingencies at December 31, 2017 (2016: €nil).

vii)	Additional information

The following reconciliations are provided as additional information to satisfy the Schedule I SEC Requirements for parent‑only financial information.

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	148	268	1
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(94)	(335)	(141)
Consolidated IFRS profit/(loss) for the year	54	(67)	(140)

	At December 31,
	2017	2016	2015
	€m	€m	€m
IFRS equity reconciliation:
Parent only—IFRS equity	1,812	837	402
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(2,960)	(2,907)	(2,384)
Consolidated—IFRS equity	(1,148)	(2,070)	(1,982)